Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dr. Langer
Related Party Transaction [Line Items]
Payment to director	$ 11	$ 6